Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 94.7%
Aerospace & Defense — 3.6%
$ 200,000
BAE Systems PLC, 5.500%, 3/26/54(a) .. $ 196,591
120,000
Boeing Co. (The), 3.825%, 3/1/59 ...... 76,177
116,000
Boeing Co. (The), 3.900%, 5/1/49 ...... 78,011
172,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 159,088
74,000
Boeing Co. (The), 6.858%, 5/1/54(a) .... 76,291
212,000
Howmet Aerospace, Inc., 5.950%, 2/1/37 . 218,177
90,000
L3Harris Technologies, Inc., 4.854%,
4/27/35 ....................... 85,614
145,000
L3Harris Technologies, Inc., 5.600%,
7/31/53 ....................... 144,204
317,000
Lockheed Martin Corp., 4.150%, 6/15/53 . 257,171
215,000
RTX Corp., 2.820%, 9/1/51 ........... 131,441
245,000
RTX Corp., 4.450%, 11/16/38 ......... 216,935
111,000
RTX Corp., 6.400%, 3/15/54 .......... 121,679
1,761,379
Apparel — 0.2%
150,000
NIKE, Inc., 3.375%, 3/27/50 .......... 108,577
Automobiles — 0.9%
85,000
Cummins, Inc., 5.450%, 2/20/54 ....... 83,770
120,000
Ford Motor Co., 5.291%, 12/8/46 ...... 105,486
175,000
General Motors Co., 5.150%, 4/1/38 .... 161,388
83,000
General Motors Financial Co., Inc.,
6.100%, 1/7/34 .................. 84,056
434,700
Banks — 7.4%
120,000
Bank of America Corp., 2.482%, (5-Year
Treasury Constant Maturity plus 1.20%),
9/21/36(b) ..................... 95,812
270,000
Bank of America Corp., 4.244%, (TSFR3M
plus 2.08%), 4/24/38(c) ............ 239,291
455,000
Bank of America Corp., MTN, 2.676%,
(SOFR plus 1.93%), 6/19/41(c) ...... 319,173
210,000
Bank of America Corp., MTN, 4.330%,
(TSFR3M plus 1.78%), 3/15/50(c) .... 176,283
95,000
Citigroup, Inc., 3.878%, (TSFR3M plus
1.43%), 1/24/39(c) ............... 79,813
110,000
Citigroup, Inc., 5.316%, (SOFR plus
4.55%), 3/26/41(c) ............... 106,308
130,000
Citigroup, Inc., 5.875%, 1/30/42 ....... 133,794
31,000
Citigroup, Inc., Series U, 5.000%, (SOFR
plus 3.81%)(c)(d) ................ 30,850
65,000
Fifth Third Bancorp, 8.250%, 3/1/38 .... 77,114
175,000
Goldman Sachs Group, Inc. (The), 2.908%,
(SOFR plus 1.47%), 7/21/42(c) ...... 123,383
185,000
Goldman Sachs Group, Inc. (The), 6.750%,
10/1/37 ....................... 200,109
530,000
JPMorgan Chase & Co., 3.109%,
(TSFR3M plus 2.46%), 4/22/41(c) .... 398,115
160,000
JPMorgan Chase & Co., 3.157%, (SOFR
plus 1.46%), 4/22/42(c) ............ 119,604
220,000
JPMorgan Chase & Co., 3.882%,
(TSFR3M plus 1.62%), 7/24/38(c) .... 188,972
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 160,000
JPMorgan Chase & Co., 4.260%,
(TSFR3M plus 1.84%), 2/22/48(c) .... $ 134,576
135,000
Morgan Stanley, 2.484%, (SOFR plus
1.36%), 9/16/36(c) ............... 106,948
46,000
Morgan Stanley, 3.217%, (SOFR plus
1.49%), 4/22/42(c) ............... 34,560
260,000
Morgan Stanley, 3.971%, 7/22/38(b) .... 220,750
260,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(c) ............... 191,453
380,000
Wells Fargo & Co., 5.375%, 11/2/43 .... 357,492
145,000
Wells Fargo & Co., MTN, 5.013%,
(TSFR3M plus 4.50%), 4/4/51(c) ..... 132,771
120,000
Westpac Banking Corp., 2.963%, 11/16/40 84,429
3,551,600
Beverages — 3.5%
210,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 200,704
350,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.900%,
2/1/46 ........................ 323,969
265,000
Anheuser-Busch InBev Worldwide, Inc.,
4.600%, 6/1/60 .................. 232,907
65,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 68,024
300,000
Bacardi, Ltd., 5.300%, 5/15/48(a) ...... 272,598
230,000
Constellation Brands, Inc., 3.750%, 5/1/50 170,549
135,000
Diageo Capital PLC, 3.875%, 4/29/43 ... 111,349
120,000
PepsiCo, Inc., 2.750%, 10/21/51 ....... 76,651
240,000
PepsiCo, Inc., 4.650%, 2/15/53 ........ 217,895
1,674,646
Broadline Retail — 0.2%
155,000
Walmart, Inc., 2.500%, 9/22/41 ........ 107,800
Capital Goods — 0.4%
120,000
Caterpillar, Inc., 3.803%, 8/15/42 ...... 97,681
140,000
Packaging Corp. of America, 3.050%,
10/1/51 ....................... 91,871
189,552
Chemicals — 0.2%
57,000
Dow Chemical Co. (The), 4.375%,
11/15/42 ....................... 47,165
70,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 53,569
100,734
Commercial Services & Supplies — 0.4%
77,498
Polar Tankers, Inc., 5.951%, 5/10/37(a) .. 78,788
200,000
Waste Connections, Inc., 2.950%, 1/15/52 128,581
207,369

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Construction Materials — 0.4%
$ 110,000
Martin Marietta Materials, Inc., 4.250%,
12/15/47 ....................... $ 89,778
110,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 92,021
181,799
Consumer Discretionary Distribution & Retail
— 0.9%
300,000
Amazon.com, Inc., 2.500%, 6/3/50 ..... 184,610
400,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 237,009
421,619
Consumer Staples Distribution & Retail — 1.2%
155,000
Hershey Co. (The), 3.125%, 11/15/49 ... 106,373
80,000
Hormel Foods Corp., 3.050%, 6/3/51 .... 52,944
91,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 79,680
205,000
Kraft Heinz Foods Co., 6.875%, 1/26/39 . 228,291
150,000
Nestle Holdings, Inc., 2.500%, 9/14/41(a) 103,783
571,071
Diversified REITs — 0.8%
255,000
American Tower Corp., 3.700%, 10/15/49 186,002
157,000
American Tower Trust, 3.652%, 3/23/28(a) 147,595
46,000
VICI Properties L.P., 6.125%, 4/1/54 .... 44,226
377,823
Diversified Telecommunication Services — 2.4%
200,000
America Movil SAB de CV, 6.125%,
3/30/40 ....................... 207,729
135,000
T-Mobile USA, Inc., 3.600%, 11/15/60 .. 91,580
275,000
T-Mobile USA, Inc., 4.375%, 4/15/40 ... 239,137
125,000
T-Mobile USA, Inc., 5.650%, 1/15/53 ... 123,798
235,000
T-Mobile USA, Inc., 5.800%, 9/15/62 ... 234,316
110,000
Vodafone Group PLC, 4.250%, 9/17/50 .. 86,289
180,000
Warnermedia Holdings, Inc., 5.050%,
3/15/42 ....................... 146,935
70,000
Warnermedia Holdings, Inc., 5.141%,
3/15/52 ....................... 54,765
1,184,549
Electric Utilities — 13.6%
120,000
AEP Transmission Co., LLC, Series M,
3.650%, 4/1/50(e) ................ 86,788
125,000
Alabama Power Co., Series B, 3.700%,
12/1/47 ....................... 93,236
115,000
Appalachian Power Co., Series L, 5.800%,
10/1/35 ....................... 114,552
200,000
Baltimore Gas & Electric Co., 2.900%,
6/15/50 ....................... 126,407
110,000
Berkshire Hathaway Energy Co., 4.250%,
10/15/50 ....................... 86,711
100,000
Berkshire Hathaway Energy Co., 4.600%,
5/1/53 ........................ 83,479
95,000
CenterPoint Energy Houston Electric, LLC,
Series AC, 4.250%, 2/1/49 .......... 77,846
240,000
CenterPoint Energy Houston Electric, LLC,
Series AD, 2.900%, 7/1/50(e) ........ 154,557
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 150,000
CMS Energy Corp., 3.750%, (5-Year
Treasury Constant Maturity plus 2.90%),
12/1/50(b) ..................... $ 125,408
95,000
CMS Energy Corp., 4.700%, 3/31/43 .... 82,050
75,000
Commonwealth Edison Co., 5.900%,
3/15/36 ....................... 77,868
110,000
Connecticut Light & Power Co. (The),
4.000%, 4/1/48 .................. 88,162
180,000
Consolidated Edison Co. of New York, Inc.,
4.450%, 3/15/44 ................. 153,962
95,000
Consolidated Edison Co. of New York, Inc.,
Series E, 4.650%, 12/1/48 .......... 81,572
110,000
Dominion Energy South Carolina, Inc.,
5.100%, 6/1/65 .................. 97,591
55,000
Dominion Energy, Inc., Series B, 3.300%,
4/15/41 ....................... 39,867
96,000
Dominion Energy, Inc., Series B, 4.850%,
8/15/52 ....................... 82,969
135,000
DTE Electric Co., 3.750%, 8/15/47 ..... 103,079
175,000
DTE Electric Co., Series B, 3.650%, 3/1/52 129,443
88,000
Duke Energy Carolinas, LLC, 5.350%,
1/15/53 ....................... 84,118
58,000
Duke Energy Carolinas, LLC, 5.400%,
1/15/54 ....................... 55,798
135,000
Duke Energy Carolinas, LLC, 6.100%,
6/1/37 ........................ 139,432
170,000
Duke Energy Corp., 5.000%, 8/15/52 .... 148,410
90,000
Duke Energy Corp., 6.100%, 9/15/53 .... 91,801
75,000
Duke Energy Florida, LLC, 6.350%,
9/15/37 ....................... 80,036
265,000
Duke Energy Indiana, LLC, 3.750%,
5/15/46 ....................... 201,738
110,000
Duke Energy Ohio, Inc., 3.700%, 6/15/46 81,317
175,000
Duke Energy Progress, LLC, 2.900%,
8/15/51 ....................... 109,051
275,000
Entergy Texas, Inc., 3.550%, 9/30/49 .... 197,243
65,000
Entergy Texas, Inc., 5.800%, 9/1/53 ..... 65,323
95,000
Exelon Corp., 4.450%, 4/15/46 ........ 78,677
95,000
Exelon Corp., 5.100%, 6/15/45 ........ 86,647
160,000
FirstEnergy Corp., Series C, 5.100%,
7/15/47 ....................... 137,788
55,000
FirstEnergy Transmission, LLC, 4.550%,
4/1/49(a) ...................... 45,695
160,000
Florida Power & Light Co., 4.125%, 2/1/42 135,083
45,000
Florida Power & Light Co., 5.850%, 5/1/37 46,189
344,000
Georgia Power Co., Series B, 3.700%,
1/30/50 ....................... 255,261
145,000
Indiana Michigan Power Co., 5.625%,
4/1/53 ........................ 141,817
105,000
Massachusetts Electric Co., 5.900%,
11/15/39(a) ..................... 103,997
120,000
MidAmerican Energy Co., 2.700%, 8/1/52 72,511
95,000
MidAmerican Energy Co., 4.800%, 9/15/43 86,055

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 110,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. $ 90,311
175,000
NextEra Energy Capital Holdings, Inc.,
5.550%, 3/15/54 ................. 168,214
120,000
Northern States Power Co., 3.200%, 4/1/52 80,335
55,000
Northern States Power Co., 4.500%, 6/1/52 46,706
105,000
Oncor Electric Delivery Co., LLC, 4.950%,
9/15/52 ....................... 95,512
320,000
PECO Energy Co., 2.850%, 9/15/51 .... 198,415
95,000
Public Service Electric & Gas Co., 5.450%,
8/1/53 ........................ 94,056
145,000
Public Service Electric & Gas Co., MTN,
5.375%, 11/1/39 ................. 142,572
150,000
Puget Sound Energy, Inc., 2.893%, 9/15/51 92,986
80,000
Puget Sound Energy, Inc., 5.638%, 4/15/41 78,895
155,000
San Diego Gas & Electric Co., Series TTT,
4.100%, 6/15/49 ................. 122,501
140,000
San Diego Gas & Electric Co., Series UUU,
3.320%, 4/15/50 ................. 95,754
260,000
Sempra, 3.800%, 2/1/38 ............. 213,002
234,000
Southern California Edison Co., 5.700%,
3/1/53 ........................ 227,834
60,000
Southern California Edison Co., 5.750%,
4/15/54 ....................... 59,021
65,000
Southern California Edison Co., 5.875%,
12/1/53 ....................... 65,123
140,000
Union Electric Co., 3.250%, 10/1/49 .... 95,755
70,000
Union Electric Co., 5.450%, 3/15/53 .... 67,711
150,000
Virginia Electric & Power Co., 4.000%,
1/15/43 ....................... 121,097
150,000
Xcel Energy, Inc., 3.500%, 12/1/49 ..... 102,153
6,587,487
Energy Equipment & Services — 5.8%
100,000
Cheniere Corpus Christi Holdings, LLC,
2.742%, 12/31/39 ................ 80,561
175,000
DCP Midstream Operating L.P., 5.600%,
4/1/44 ........................ 168,254
100,000
Eastern Gas Transmission & Storage, Inc.,
4.800%, 11/1/43 ................. 88,147
205,000
Energy Transfer L.P., 5.000%, 5/15/44 ... 177,710
140,000
Energy Transfer L.P., 5.000%, 5/15/50 ... 119,457
140,000
Energy Transfer L.P., 5.350%, 5/15/45 ... 125,652
45,000
Energy Transfer L.P., 5.950%, 5/15/54 ... 43,869
105,000
Energy Transfer L.P., 7.500%, 7/1/38 .... 119,716
280,000
Enterprise Products Operating, LLC,
3.300%, 2/15/53 ................. 189,719
185,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 190,726
105,000
Enterprise Products Operating, LLC,
6.125%, 10/15/39 ................ 110,872
120,000
Kinder Morgan Energy Partners L.P.,
5.625%, 9/1/41 .................. 113,525
195,000
Kinder Morgan, Inc., 3.600%, 2/15/51 ... 133,519
65,000
Kinder Morgan, Inc., 5.450%, 8/1/52 .... 60,097
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 90,000
Kinder Morgan, Inc., 5.550%, 6/1/45 .... $ 84,284
80,000
MPLX L.P., 4.700%, 4/15/48 .......... 66,116
71,000
MPLX L.P., 4.950%, 3/14/52 .......... 60,553
160,000
MPLX L.P., 5.200%, 12/1/47 .......... 141,915
110,000
ONEOK, Inc., 6.625%, 9/1/53 ......... 117,981
71,000
ONEOK, Inc., 7.150%, 1/15/51 ........ 78,340
135,000
Plains All American Pipeline L.P./PAA
Finance Corp., 4.700%, 6/15/44 ...... 111,613
110,000
Spectra Energy Partners L.P., 4.500%,
3/15/45 ....................... 90,253
110,000
Targa Resources Corp., 6.250%, 7/1/52 .. 111,548
124,000
TransCanada PipeLines, Ltd., 4.625%,
3/1/34 ........................ 116,460
90,000
Williams Cos., Inc. (The), 6.300%, 4/15/40 93,538
2,794,425
Entertainment — 0.1%
52,000
Mattel, Inc., 5.450%, 11/1/41 ......... 46,689
Financial Services — 3.9%
300,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.850%, 10/29/41 235,439
185,000
Apollo Global Management, Inc., 5.800%,
5/21/54 ....................... 182,744
200,000
Barclays PLC, 3.811%, (1-Year Treasury
Constant Maturity plus 1.70%),
3/10/42(b) ..................... 154,666
46,000
BlackRock Funding, Inc., 5.250%, 3/14/54 44,697
120,000
Blackstone Holdings Finance Co., LLC,
6.250%, 8/15/42(a) ............... 124,132
95,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(a) ..................... 68,206
135,000
Charles Schwab Corp. (The), Series H,
4.000%, (10-Year Treasury Constant
Maturity plus 3.08%)(b)(d) ......... 115,256
235,000
CSL Finance PLC, 4.750%, 4/27/52(a) ... 208,402
175,000
Intercontinental Exchange, Inc., 4.250%,
9/21/48 ....................... 143,650
50,000
Jefferies Financial Group, Inc., 6.500%,
1/20/43 ....................... 52,440
200,000
Lloyds Banking Group PLC, 3.369%,
(5-Year Treasury Constant Maturity plus
1.50%), 12/14/46(b) .............. 139,598
85,000
Morgan Stanley, MTN, 5.424%, (SOFR
plus 1.88%), 7/21/34(c) ............ 84,730
140,000
S&P Global, Inc., 3.700%, 3/1/52 ...... 106,124
200,000
UBS Group AG, 3.179%, (1-Year Treasury
Constant Maturity plus 1.10%),
2/11/43(a)(b) ................... 143,230
120,000
Visa, Inc., 4.300%, 12/14/45 .......... 104,528
1,907,842
Gas Utilities — 0.3%
148,000
Entergy Louisiana, LLC, 5.700%, 3/15/54 146,332

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Ground Transportation — 3.2%
$ 185,000
Burlington Northern Santa Fe, LLC,
4.900%, 4/1/44 .................. $ 171,328
110,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 103,723
220,000
Burlington Northern Santa Fe, LLC,
5.200%, 4/15/54 ................. 212,111
112,000
Canadian Pacific Railway Co., 3.500%,
5/1/50 ........................ 81,099
90,000
CSX Corp., 4.300%, 3/1/48 ........... 75,361
135,000
CSX Corp., 4.500%, 11/15/52 ......... 116,086
90,000
CSX Corp., 6.000%, 10/1/36 .......... 95,323
160,000
FedEx Corp., 4.550%, 4/1/46 ......... 133,862
70,000
Norfolk Southern Corp., 3.400%, 11/1/49 49,191
95,000
Norfolk Southern Corp., 3.950%, 10/1/42 76,450
280,000
Union Pacific Corp., 2.950%, 3/10/52 ... 181,391
40,000
Union Pacific Corp., 3.375%, 2/14/42 ... 30,928
130,000
Union Pacific Corp., 3.600%, 9/15/37 ... 109,586
90,000
United Parcel Service, Inc., 5.300%, 4/1/50 88,044
1,524,483
Health Care Equipment & Services — 0.5%
100,000
GE HealthCare Technologies, Inc., 6.377%,
11/22/52 ....................... 109,083
115,000
HCA, Inc., 6.000%, 4/1/54 ........... 113,940
223,023
Health Care Providers & Services — 10.6%
70,000
Abbott Laboratories, 4.900%, 11/30/46(e) 66,484
80,000
AbbVie, Inc., 4.050%, 11/21/39 ........ 69,703
125,000
AbbVie, Inc., 4.400%, 11/6/42 ........ 110,190
185,000
AbbVie, Inc., 4.450%, 5/14/46 ........ 161,284
115,000
AbbVie, Inc., 5.400%, 3/15/54 ........ 114,364
95,000
Aetna, Inc., 4.500%, 5/15/42 .......... 79,372
95,000
Amgen, Inc., 2.770%, 9/1/53 .......... 57,231
220,000
Amgen, Inc., 2.800%, 8/15/41 ......... 155,277
135,000
Amgen, Inc., 4.400%, 2/22/62 ......... 107,855
70,000
Amgen, Inc., 5.150%, 11/15/41 ........ 65,620
155,000
Amgen, Inc., 5.600%, 3/2/43 .......... 153,323
145,000
Baxalta, Inc., 5.250%, 6/23/45 ......... 136,818
105,000
Becton Dickinson & Co., 4.875%, 5/15/44 90,232
195,000
Bristol-Myers Squibb Co., 2.350%,
11/13/40 ....................... 129,924
245,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 144,229
175,000
Bristol-Myers Squibb Co., 3.700%, 3/15/52 129,005
150,000
Bristol-Myers Squibb Co., 4.250%,
10/26/49 ....................... 122,814
38,000
Bristol-Myers Squibb Co., 5.500%, 2/22/44 37,695
90,000
Bristol-Myers Squibb Co., 6.400%,
11/15/63 ....................... 98,288
95,000
Cigna Group (The), 4.800%, 8/15/38 .... 87,586
230,000
CSL Finance PLC, 5.417%, 4/3/54(a) ... 223,214
130,000
CVS Health Corp., 2.700%, 8/21/40 .... 86,732
85,000
CVS Health Corp., 4.780%, 3/25/38 .... 76,091
185,000
CVS Health Corp., 5.050%, 3/25/48 .... 160,097
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Providers & Services — (continued)
$ 170,000
CVS Health Corp., 5.125%, 7/20/45 .... $ 150,291
135,000
CVS Health Corp., 5.875%, 6/1/53 ..... 129,887
170,000
Danaher Corp., 2.800%, 12/10/51 ...... 107,995
240,000
Elevance Health, Inc., 4.375%, 12/1/47 .. 200,104
120,000
Elevance Health, Inc., 5.125%, 2/15/53 .. 110,932
120,000
Gilead Sciences, Inc., 2.600%, 10/1/40 .. 83,031
69,000
Gilead Sciences, Inc., 2.800%, 10/1/50 .. 43,462
200,000
HCA, Inc., 3.500%, 7/15/51 .......... 134,369
165,000
HCA, Inc., 5.500%, 6/15/47 .......... 153,051
110,000
Merck & Co., Inc., 2.750%, 12/10/51 .... 69,190
130,000
Pfizer Investment Enterprises Pte, Ltd.,
5.110%, 5/19/43 ................. 124,138
200,000
Roche Holdings, Inc., 2.607%, 12/13/51(a) 123,026
105,000
Stryker Corp., 4.625%, 3/15/46 ........ 92,674
400,000
UnitedHealth Group, Inc., 3.500%, 8/15/39 324,314
190,000
UnitedHealth Group, Inc., 3.750%,
10/15/47 ....................... 145,312
275,000
UnitedHealth Group, Inc., 4.950%, 5/15/62 246,120
119,000
Wyeth, LLC, 5.950%, 4/1/37 .......... 125,675
120,000
Zoetis, Inc., 4.700%, 2/1/43 .......... 107,242
5,134,241
Household Products — 0.8%
250,000
Haleon U.S. Capital, LLC, 4.000%, 3/24/52 199,099
175,000
Kenvue, Inc., 5.050%, 3/22/53 ......... 166,013
365,112
Industrial REITs — 0.1%
70,000
Prologis L.P., 5.250%, 6/15/53 ......... 66,417
Insurance — 5.3%
114,000
Aon North America, Inc., 5.750%, 3/1/54 . 112,043
228,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 163,971
115,000
Athene Holding, Ltd., 6.250%, 4/1/54 ... 115,646
75,000
Berkshire Hathaway Finance Corp.,
3.850%, 3/15/52 ................. 58,281
95,000
Berkshire Hathaway Finance Corp.,
4.200%, 8/15/48 ................. 80,145
100,000
Carlyle Holdings II Finance, LLC, 5.625%,
3/30/43(a) ..................... 95,838
149,000
Corebridge Financial, Inc., 4.400%, 4/5/52 117,904
105,000
Enstar Finance, LLC, 5.500%, (5-Year
Treasury Constant Maturity plus 4.01%),
1/15/42(b) ..................... 101,439
52,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 42,953
120,000
Fidelity National Financial, Inc., 3.200%,
9/17/51 ....................... 74,326
130,000
Global Atlantic Fin Co., 4.700%, (5-Year
Treasury Constant Maturity plus 3.80%),
10/15/51(a)(b) .................. 120,738
121,000
Global Atlantic Fin Co., 6.750%,
3/15/54(a) ..................... 120,229
95,000
Guardian Life Insurance Co. of America
(The), 4.875%, 6/19/64(a) .......... 83,822

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 130,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(a) ...................... $ 117,769
100,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(a) ..................... 77,181
138,000
New York Life Insurance Co., 3.750%,
5/15/50(a) ..................... 103,608
110,000
New York Life Insurance Co., 4.450%,
5/15/69(a) ..................... 89,006
130,000
New York Life Insurance Co., 6.750%,
11/15/39(a) ..................... 144,772
200,000
Nippon Life Insurance Co., 5.950%, (5-
Year Treasury Constant Maturity plus
2.59%), 4/16/54(a)(b) ............. 197,584
170,000
Northwestern Mutual Life Insurance Co.
(The), 3.450%, 3/30/51(a) .......... 117,394
110,000
Pacific LifeCorp, 3.350%, 9/15/50(a) .... 75,346
135,000
Prudential Financial, Inc., 3.700%, (5-Year
Treasury Constant Maturity plus 3.04%),
10/1/50(b) ..................... 117,401
95,000
Securian Financial Group, Inc., 4.800%,
4/15/48(a) ..................... 79,821
95,000
Voya Financial, Inc., 4.800%, 6/15/46 ... 80,986
125,000
W R Berkley Corp., 3.150%, 9/30/61 .... 74,383
2,562,586
Internet & Direct Marketing Retail — 0.5%
220,000
Meta Platforms, Inc., 4.450%, 8/15/52 ... 190,607
73,000
Meta Platforms, Inc., 5.750%, 5/15/63 ... 75,471
266,078
IT Services — 0.6%
335,000
Fiserv, Inc., 4.400%, 7/1/49 ........... 273,270
Machinery — 0.2%
110,000
Deere & Co., 3.900%, 6/9/42 ......... 92,148
Media — 3.7%
255,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.400%, 12/1/61 ........... 167,205
230,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.484%, 10/23/45 .......... 210,787
123,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.834%, 10/23/55 .......... 116,910
175,000
Comcast Corp., 2.800%, 1/15/51 ....... 108,739
120,000
Comcast Corp., 2.887%, 11/1/51 ....... 75,280
175,000
Comcast Corp., 3.250%, 11/1/39 ....... 135,092
135,000
Comcast Corp., 3.400%, 7/15/46 ....... 98,068
195,000
Comcast Corp., 5.500%, 5/15/64 ....... 188,730
120,000
Interpublic Group of Cos., Inc. (The),
3.375%, 3/1/41 .................. 88,279
95,000
Time Warner Cable, LLC, 5.875%,
11/15/40 ....................... 82,695
205,000
Time Warner Cable, LLC, 6.550%, 5/1/37 194,598
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — (continued)
$ 135,000
Walt Disney Co. (The), 2.750%, 9/1/49 .. $ 86,352
175,000
Walt Disney Co. (The), 3.500%, 5/13/40 . 140,134
90,000
Walt Disney Co. (The), 6.200%, 12/15/34 98,018
1,790,887
Metal & Glass Containers — 0.5%
35,000
Packaging Corp. of America, 4.050%,
12/15/49 ....................... 27,635
200,000
Smurfit Kappa Treasury ULC, 5.777%,
4/3/54(a) ...................... 198,015
225,650
Metals & Mining — 0.9%
80,000
Newmont Corp., 4.875%, 3/15/42 ...... 74,130
135,000
Nucor Corp., 2.979%, 12/15/55 ........ 83,465
100,000
Southern Copper Corp., 7.500%, 7/27/35 . 116,344
110,000
Steel Dynamics, Inc., 3.250%, 10/15/50 .. 72,881
97,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 95,650
442,470
Office REITs — 0.3%
70,000
Alexandria Real Estate Equities, Inc.,
3.000%, 5/18/51 ................. 42,396
99,000
Alexandria Real Estate Equities, Inc.,
5.625%, 5/15/54 ................. 93,255
135,651
Oil, Gas & Consumable Fuels — 4.9%
142,000
Apache Corp., 5.250%, 2/1/42 ......... 122,112
110,000
Atmos Energy Corp., 4.125%, 10/15/44 .. 91,233
185,000
BP Capital Markets America, Inc., 2.939%,
6/4/51 ........................ 118,153
130,000
BP Capital Markets America, Inc., 3.060%,
6/17/41 ....................... 95,014
100,000
ConocoPhillips Co., 4.025%, 3/15/62 .... 75,317
88,000
Diamondback Energy, Inc., 4.250%,
3/15/52 ....................... 68,545
125,000
Diamondback Energy, Inc., 5.900%,
4/18/64 ....................... 121,357
105,000
Equinor ASA, 5.100%, 8/17/40 ........ 101,805
95,000
Exxon Mobil Corp., 4.114%, 3/1/46 .... 78,701
267,000
Exxon Mobil Corp., 4.227%, 3/19/40 .... 235,774
105,000
Halliburton Co., 4.850%, 11/15/35 ..... 100,031
110,000
Halliburton Co., 5.000%, 11/15/45 ..... 99,999
137,000
Hess Corp., 5.600%, 2/15/41 .......... 137,029
105,000
Marathon Petroleum Corp., 6.500%, 3/1/41 109,600
115,000
NiSource, Inc., 4.800%, 2/15/44 ....... 100,324
95,000
Ovintiv, Inc., 7.100%, 7/15/53 ......... 104,729
130,000
Shell International Finance BV, 4.550%,
8/12/43 ....................... 116,129
190,000
Shell International Finance BV, 6.375%,
12/15/38 ....................... 209,938
300,000
Southern Co. Gas Capital Corp., Series
21A, 3.150%, 9/30/51 ............. 189,861

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 90,000
TotalEnergies Capital SA, 5.488%, 4/5/54 $ 89,192
2,364,843
Residential REITs — 0.8%
183,000
American Homes 4 Rent L.P., 4.300%,
4/15/52 ....................... 142,540
40,000
Mid-America Apartments L.P., 2.875%,
9/15/51 ....................... 24,905
160,000
NNN REIT, Inc., 3.500%, 4/15/51 ...... 111,593
110,000
UDR, Inc., 3.100%, 11/1/34 .......... 88,955
367,993
Retail REITs — 0.4%
150,000
Kimco Realty OP, LLC, 4.250%, 4/1/45 .. 120,195
110,000
Simon Property Group L.P., 3.250%,
9/13/49 ....................... 74,125
194,320
Semiconductors & Semiconductor Equipment
— 1.9%
75,000
Broadcom, Inc., 3.469%, 4/15/34(a) ..... 64,084
190,000
Broadcom, Inc., 3.500%, 2/15/41(a) ..... 146,214
120,000
Broadcom, Inc., 3.750%, 2/15/51(a) ..... 89,828
100,000
KLA Corp., 4.950%, 7/15/52 ......... 93,391
210,000
Lam Research Corp., 2.875%, 6/15/50 ... 137,160
220,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 3.250%, 11/30/51 ............ 145,484
155,000
NXP BV/NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 151,453
95,000
QUALCOMM, Inc., 4.300%, 5/20/47 ... 81,431
909,045
Software — 4.8%
175,000
Apple, Inc., 2.650%, 5/11/50 .......... 112,378
250,000
Apple, Inc., 2.700%, 8/5/51 ........... 159,767
200,000
Apple, Inc., 3.850%, 5/4/43 ........... 168,072
110,000
Apple, Inc., 3.850%, 8/4/46 ........... 90,105
230,000
Apple, Inc., 3.950%, 8/8/52 ........... 187,953
87,000
Hewlett Packard Enterprise Co., 6.350%,
10/15/45 ....................... 91,735
245,000
Microsoft Corp., 2.500%, 9/15/50 ...... 155,220
120,000
Microsoft Corp., 2.525%, 6/1/50 ....... 76,227
405,000
Microsoft Corp., 2.675%, 6/1/60 ....... 248,972
130,000
Oracle Corp., 3.600%, 4/1/50 ......... 91,244
295,000
Oracle Corp., 3.650%, 3/25/41 ........ 226,581
135,000
Oracle Corp., 3.800%, 11/15/37 ....... 111,526
120,000
Oracle Corp., 3.850%, 4/1/60 ......... 83,015
120,000
Oracle Corp., 3.950%, 3/25/51 ........ 89,231
150,000
Oracle Corp., 4.000%, 7/15/46 ........ 114,882
70,000
Oracle Corp., 4.375%, 5/15/55 ........ 54,956
95,000
Oracle Corp., 6.900%, 11/9/52 ........ 106,891
150,000
Salesforce, Inc., 2.900%, 7/15/51 ....... 97,152
70,000
Salesforce, Inc., 3.050%, 7/15/61 ....... 43,540
2,309,447
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Specialized REITs — 0.1%
$ 40,000
Public Storage Operating Co., 5.350%,
8/1/53 ........................ $ 38,783
Specialty Retail — 2.5%
135,000
ERAC USA Finance, LLC, 5.625%,
3/15/42(a) ..................... 135,422
300,000
Home Depot, Inc. (The), 2.750%, 9/15/51 187,898
175,000
Home Depot, Inc. (The), 3.125%, 12/15/49 119,928
59,000
Home Depot, Inc. (The), 5.300%, 6/25/54 57,893
200,000
Lowe's Cos., Inc., 3.500%, 4/1/51 ...... 137,959
145,000
Lowe's Cos., Inc., 5.000%, 4/15/40 ..... 134,745
180,000
McDonald's Corp., MTN, 3.625%, 9/1/49 131,193
185,000
McDonald's Corp., MTN, 4.875%, 12/9/45 166,955
180,000
Starbucks Corp., 3.500%, 11/15/50 ..... 127,093
1,199,086
Telecommunication Services — 4.4%
230,000
AT&T, Inc., 3.500%, 6/1/41 .......... 176,600
425,000
AT&T, Inc., 3.650%, 9/15/59 .......... 286,867
540,000
AT&T, Inc., 3.850%, 6/1/60 .......... 378,883
315,000
AT&T, Inc., 4.500%, 5/15/35 .......... 290,781
60,000
Cisco Systems, Inc., 5.300%, 2/26/54 ... 59,105
150,000
Deutsche Telekom AG, 3.625%, 1/21/50(a) 110,708
80,000
Telefonica Emisiones SA, 5.213%, 3/8/47 70,942
200,000
Verizon Communications, Inc., 2.650%,
11/20/40 ....................... 138,292
335,000
Verizon Communications, Inc., 3.400%,
3/22/41 ....................... 257,113
110,000
Verizon Communications, Inc., 3.700%,
3/22/61 ....................... 78,126
80,000
Verizon Communications, Inc., 4.400%,
11/1/34 ....................... 74,302
195,000
Verizon Communications, Inc., 5.250%,
3/16/37 ....................... 193,085
2,114,804
Tobacco — 1.5%
110,000
Altria Group, Inc., 3.875%, 9/16/46 ..... 79,586
87,000
BAT Capital Corp., 4.390%, 8/15/37 .... 73,606
80,000
BAT Capital Corp., 4.540%, 8/15/47 .... 61,796
123,000
BAT Capital Corp., 7.081%, 8/2/53 ..... 131,389
95,000
Cargill, Inc., 4.375%, 4/22/52(a) ....... 80,801
120,000
Cargill, Inc., 4.760%, 11/23/45(a) ...... 108,148
240,000
Philip Morris International, Inc., 4.375%,
11/15/41 ....................... 202,583
737,909
Total Corporate Bonds
(Cost $51,192,207) ............... 45,694,239

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.2%
Tennessee Valley Authority
—
0.2%
$ 70,000
4.250%, 9/15/52 ................... $ 61,494
Total U.S. Government Agencies
(Cost $67,818) .................. 61,494
U.S. TREASURY BONDS — 3.2%
815,400
2.000%, 11/15/41 ................ 562,817
269,800
2.500%, 2/15/45 ................. 193,423
1,313,000
2.000%, 8/15/51 ................. 794,365
Total U.S. Treasury Bonds
(Cost $1,507,371) ................ 1,550,605
Shares
MONEY MARKET FUND — 1.1%
537,447
Federated Treasury Obligations Fund,
Institutional Shares, 5.17%(f) ........
537,447
Total Money Market Fund
(Cost $537,447) ................. 537,447
Total Investments — 99.2%
(Cost $53,304,843) ............................ 47,843,785
Net Other Assets (Liabilities) — 0.8% ............... 399,808
NET ASSETS — 100.0% .......................
$ 48,243,593
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) Security is perpetual in nature and has no stated maturity date.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Long Duration Corporate Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Long Duration Corporate Bond Fund ...... $ 537,447(a) $ 47,306,338(b) $ — $ 47,843,785
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2024 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.